Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2020	2019
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A. (1)	434,357	—
Andean Chemical Ltd	127,812	127,812
Propilco S.A.	108,137	108,137
	1,891,400	1,457,043
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	1,594,279	1,159,922

(1)Corresponds to the value recognized by updating the fair value of Invercolsa S.A. (Note 12).